Summary of Significant Accounting Policies - Research and Development Incentives (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies
Research and development incentive receivable	$ 0
Research and development incentive adjustment expense	25,468
Balance at December 31, 2023	23,894
UK research and development incentives, transfer, Current	25,468
UK research and development incentives, adjustments, Current	(25,468)
UK research and development incentives cash receipt, Current	(23,848)
Foreign currency translation, Current	(46)
Balance at December 31, 2023	25,468
UK research and development incentives, transfer, Non-Current	(25,468)
UK research and development incentives, adjustments. Non-Current	(20)
Foreign currency translation, Non-Current	20
Balance at December 31, 2023	49,362
UK research and development incentives, adjustments	(25,488)
UK research and development incentives cash receipt	(23,848)
Foreign currency translation	(26)
Balance at December 31, 2024	$ 0